Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES, NET

6. INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	-	182,882
Finished goods	6,297,052	10,478,683
Less: allowance for provision	(181,499)	(677,465)

Inventories, net	6,115,553	9,984,100

The movement of the allowance for inventory valuation is as follows:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	-	(59,960)	(181,499)

Current year provision	(1,259,972)	(149,075)	(802,807)
Write-downs	1,200,012	27,536	306,841

Balance at the end of the year	(59,960)	(181,499)	(677,465)

Write-downs of RMB1,200,012, RMB27,536 and RMB306,841 were made to the inventories and recorded in cost of revenues for the years ended December 31, 2021, 2022 and 2023, respectively. Provisions of RMB1,259,972, RMB149,075, RMB802,807 were made to the inventories for the year ended December 31, 2021, 2022 and 2023.

For the years ended December 31, 2021, 2022 and 2023, the Company received insurance proceeds of RMB1.2million, RMB0.5 million and nil for claims of unharvested crop. These insurance proceeds are included as a reduction to “cost of revenues” in the consolidated statements of operations and comprehensive loss.